PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
Schedule of the provision for income taxes

	2022	2021
Current:
Federal	$5,549,824	$2,229,468
State	1,603,117	(71,438)
Total Current	7,152,941	2,158,030
Deferred:
Federal	(7,949,438)	(362,055)
State	(3,588,657)	216,762
Total Deferred	(11,538,095)	(145,293)
Total Provision for Income Taxes	$(4,385,154)	$2,012,737

Schedule of the components of deferred tax assets and liabilities

	2022	2021
Deferred Tax Assets:
Allowance for Doubtful Accounts	$998,674	$984,437
Inventory Reserve	99,060	219,474
Deferred Rent	13,511	18,978
Accrued Expenses	183,965	131,916
Operating Lease Liabilities	1,918,288	606,718
Non-qualified Stock Options	863,726	863,726
Stock-based Compensation	3,465,882	—
Loss on Disposal of Subsidiary	1,600,209	1,720,979
Operating Losses	39,244,750	19,527,783
Property and Euipment	86,553	—
Total Deferred Tax Assets	48,474,618	24,074,011
Valuation Allowance	(36,303,097)	(22,588,540)
Net Deferred Tax Assets	$12,171,521	$1,485,471

22.PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Continued)

	2022	2021
Deferred Tax Liabilities:
Contingent Consideration	$—	$(1,203,039)
Property, Plant & Equipment and Intangibles	(8,750,472)	(882,277)
Right-of-Use Assets	(1,908,717)	(598,774)
State Taxes	—	(76,672)
Total Deferred Tax Liabilities	(10,659,189)	(2,760,762)
Net Deferred Tax Assets (Liabilities)	$(1,512,332)	$(1,275,291)

Reconciliation between the effective tax rate on income and the statutory tax rate

	2022	2021
Income Tax Benefit at Federal Rate	$(7,804,993)	$(8,670,431)
State Taxes and Fees	1,808,339	1,200,910
IRS Section 280E Disallowance	1,624,120	1,076,911
Uncertain Tax Position	463,647	420,976
Overaccrual of Prior Year Taxes	123,775	—
Change in Valuation Allowance	13,714,557	15,935,965
Change in Fair Value of Contingent Consideration	(7,265,518)	—
Stock-based Compensation	186,107	—
State Tax Carryforwards	(8,230,418)	(3,986,266)
Goodwill Impairment	1,228,662	—
Excess Accrual of Prior Year Taxes	—	(3,425,023)
Other Permanent Differences	(233,432)	(540,305)

Reported Income Tax Expense	$(4,385,154)	$2,012,737

Reconciliation of the beginning and ending amount of total unrecognized tax benefits

	2022	2021
Balance at Beginning of Year	$1,449,046	$849,358
IRS Section 280E Positions Acquired	888,130	178,712
IRS Section 280E Positions	463,647	420,976
Balance at End of Year	$2,800,823	$1,449,046